Bitwise Web3 ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 100.0%
Communication Services – 26.8%
Electronic Arts, Inc. ............................................................ 262 $ 31,558
Meta Platforms, Inc., Class A
*
.................................................... 285 60,403
ROBLOX Corp., Class A
*
....................................................... 1,275 57,349
Take-Two Interactive Software, Inc.
*
............................................... 255 30,422
Tencent Holdings Ltd. .......................................................... 200 9,829
189,561
Consumer Discretionary – 4.5%
GameStop Corp., Class A
*
...................................................... 932 21,455
Meituan, Class B, 144A
*
........................................................ 20 366
NIKE, Inc., Class B ............................................................ 82 10,056
31,877
Financials – 19.9%
Bakkt Holdings, Inc.
*
........................................................... 2,957 5,086
Block, Inc.
*
................................................................... 367 25,194
Coinbase Global, Inc., Class A
*
................................................... 818 55,272
Galaxy Digital Holdings Ltd.
*
..................................................... 4,515 17,215
Robinhood Markets, Inc., Class A
*
................................................ 2,942 28,567
Visa, Inc., Class A ............................................................. 44 9,920
141,254
Information Technology – 41.2%
Adobe, Inc.
*
.................................................................. 28 10,790
Advanced Micro Devices, Inc.
*
................................................... 121 11,859
Akamai Technologies, Inc.
*
...................................................... 391 30,615
Applied Digital Corp.
*
........................................................... 850 1,904
Bit Digital, Inc.
*
............................................................... 1,185 1,825
Bitfarms Ltd.
*
................................................................. 2,931 2,794
Canaan, Inc., ADR
*
............................................................ 2,292 6,189
Cipher Mining, Inc.
*
............................................................ 581 1,354
Cisco Systems, Inc. ............................................................ 200 10,455
Cleanspark, Inc.
*
.............................................................. 1,092 3,036
Cloudflare, Inc., Class A
*
........................................................ 482 29,720
Hive Blockchain Technologies Ltd.
*
................................................ 1,115 3,675
Hut 8 Mining Corp.
*
............................................................ 2,923 5,313
Iris Energy Ltd.
*
............................................................... 605 1,851
Marathon Digital Holdings, Inc.
*
.................................................. 1,610 14,039
Microsoft Corp. ............................................................... 38 10,956
NVIDIA Corp. ................................................................. 42 11,666
QUALCOMM, Inc. ............................................................. 80 10,206
Riot Platforms, Inc.
*
............................................................ 2,238 22,358
Shopify, Inc., Class A
*
.......................................................... 1,214 58,199
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 111 10,325
Terawulf, Inc.
*
................................................................ 1,225 1,149
Unity Software, Inc.
*
........................................................... 961 31,175
291,453
Real Estate – 7.6%
Equinix, Inc. .................................................................. 75 54,078
Total Common Stocks (Cost $613,384) .......................................................... 708,223

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Shares Value
Money Market Funds – 0.1%
DWS Government Money Market Series Institutional, 4.77%
(a)
(Cost $552) ................................................................ 552 $ 552
Total Investments – 100.1%
(Cost $613,936) ............................................................................. $ 708,775
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (407)
Net Assets – 100.0% .......................................................................... $ 708,368
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2023.
ADR : American Depositary Receipt
144A : Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ............................................................................ 41.2%
Communication Services .......................................................................... 26.8%
Financials ...................................................................................... 19.9%
Real Estate ..................................................................................... 7.6%
Consumer Discretionary ........................................................................... 4.5%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%